Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (10,423,820)	$ (2,662,311)	$ (11,843,513)	$ (1,467,887)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	318,923	96	478,191
Bad debt expense	12,000		23,500
Impairment expense			3,113,020
Equity based compensation expense	1,650,202	1,568,027	4,643,127	187,156
Recognized loss on marketable securities	18,740	101,417	160,449	101,208
Gain on sale of asset			(27,000)
Expenses paid through financings	32,500	15,000	15,000
Loan principal paid directly through grant	(5,964)
Amortization of debt discount and debt costs	214,885	32,522	39,372	1,944
Initial derivative expense	3,340,554
Change in derivative value due to anti-dilution adjustments	2,642,175
Change in fair value of derivative liability	904,176	(17,627)	(1,138,604)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	9,849	(420,916)	(63,144)	43,388
(Increase) decrease in prepaid expenses and other current assets	269,051	(182,173)	(73,620)	(14,883)
Increase (decrease) in accounts payable and accrued liabilities	(14,641)	991,807	3,259,458	389,142
Increase in other liabilities	49,554
Increase (decrease) in deferred revenue	(58,785)	9,959	22,906	4,758
Net cash used in operating activities	(1,040,601)	(564,199)	(1,390,858)	(755,174)
Cash Flows from Investing Activities
Proceeds from sale of marketable securities	17,009		68,702	284
Proceeds from sale of asset			27,000
Cash paid for equipment		(3,463)	(3,463)
Cash paid for software development		(11,500)	(11,500)	(72,770)
Net cash provided by (used in) investing activities	17,009	(14,963)	80,739	(72,486)
Cash Flows from Financing Activities
Proceeds from notes	398,545	45,005	45,005	50,000
Proceeds from convertible notes, net of offering costs	2,226,000
Payments of notes	(7,396)	(66,216)	(105,034)	(18,005)
Advances on receivables	180,778
Repayments of advances on receivables	(112,622)
Repayments of liability on sale of future revenues	(261,866)
Proceeds from sale of future receivables			424,510
Repayments of receivables sale			(27,259)
Deposit on purchase of preferred stock		500,000	500,000
Repayment of deposit on purchase of preferred stock			(215,000)
Contributions to capital				65,000
Proceeds from sale of common stock				66,668
Proceeds from sale of preferred stock	25,000	979,997	979,997	300,000
Net cash provided by financing activities	2,448,439	1,458,786	1,602,219	463,663
Net increase in cash	1,424,847	879,624	292,100	(363,997)
Cash, beginning of period	306,252	14,152	14,152	378,149
Cash, end of period	1,731,099	893,776	306,252	14,152
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	86,438	24,245	49,552	53,416
Cash paid during the period for income taxes
Supplemental schedule of non-cash investing and financing activities:
Original issue discount deducted from convertible note proceeds	328,125
Debt costs deducted from convertible note proceeds	366,500
Preferred stock issued for accrued penalties	1,929,516
Preferred stock issued for asset acquisition		8,600,000	8,600,000
Subsidiary preferred shares converted to subsidiary common shares				154,000
Non-cash adjustments to Redeemable Preferred Stock of subsidiary		2,059,764	2,059,764	568,029
Notes payable and accrued interest exchanged for preferred stock		116,380	116,380
Noncontrolling interest reclassified to paid-in capital			1,591,221
Accounts payable paid through proceeds of preferred stock		100,000	100,000
Accrued compensation paid with common stock		56,250	56,250
Value of warrant issued with note		42,000	42,000
Accounts payable paid through proceeds of note		4,995	4,995
Warrant derivative liability at inception	5,625,519	1,750,646	1,750,646
Accrued compensation forgiven and credited to contributed capital		187,500	187,500
Discount attributable to Liability on Sale of Future Revenue			142,491
Discount attributable to note payable			10,000
Marketable securities received as payment for Series D preferred stock		240,000	240,000
Notes and accrued interest foregiven		$ 706,502	$ 706,501